Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 4,731		$ 4,599
Dividend income recognized	44	$ 33
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	4,253		4,117
Dividend income recognized	39	30
Preference shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	478		$ 482
Dividend income recognized	$ 5	$ 3